Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	5,317,289
Proposed Maximum Offering Price per Unit	15.20
Maximum Aggregate Offering Price	$ 80,822,792.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,161.63
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933 (the "Securities Act"), this Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend, recapitalization or any other similar transaction effected without receipt of consideration, which results in an increase in the number of the Registrant's outstanding shares of Class A Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (2) Estimated solely for the purpose of calculating the registration fee, based on the average ($15.20 per share) of the high ($15.49 per share) and low ($14.91 per share) prices of Sinclair, Inc. Class A Common Stock on the NASDAQ Stock Market's Global Select Market on March 4, 2026, which date is within five business days prior to filing this Registration Statement, in accordance with Rule 457(h) and Rule 457(c). (3) Represents an aggregate 5,317,289 increase in the number of shares reserved for issuance under the 2022 Stock Incentive Plan (the "Plan"), including 2,558,528 shares that were automatically added to the shares reserved for issuance on January 1, 2025 and 2,758,761 shares that were automatically added to the shares reserved for issuance on January 1, 2026 pursuant to an "evergreen" provision contained in the Plan. Pursuant to such provision, the number of shares reserved for issuance under the Plan automatically increases on January 1 of each year, starting on January 1, 2023 and continuing through January 1, 2032, by the lesser of (i) a fixed amount set forth in the Plan, (ii) 6.0% of the outstanding shares on the immediately preceding December 31st, or (iii) a lesser amount determined by the Company's Board of Directors.